UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            Washington, D.C. 20549
                    FORM 13F

Report for the Calendar Year or Quarter Ended: JUNE 30, 2009

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one):  		[  ] is a restatement.
      						[  ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:  		GETCO Holding Company LLC
Address:   	141 W Jackson Blvd.
    		Chicago, IL 60604


Form 13F File Number: 028-13312

Central Index Key (CIK) Number: 0001453624

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Alex Sadowski
Title: 	Assistant General Counsel
Phone: 	312-676-5526

Signature, Place, and Date of Signing

       Alex Sadowski 		     Chicago, IL      August 14, 2009
       [Signature]    			 [City, State]        [Date]





Report Type (Check only one):

[ X]  13F HOLDINGS REPORT

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------
Form 13F Information Table Entry Total:             41
                                        --------------------
Form 13F Information Table Value Total:           197342
                                        --------------------

List of Other Included Managers:

No.     13F File Number                     Name

01      28-                                 OCTEG, LLC
02      28-                                 GETCO, LLC

FORM 13F INFORMATION TABLE
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED NONE

AT&T INC                     PUT              00206R102      201     8100   SH PUT   DEFINED 01           0      0    0
AMAZON COM INC               CALL             023135106      427     5100  SH CALL   DEFINED 01           0      0    0
AMGEN INC                    CALL             031162100      349     6600  SH CALL   DEFINED 01           0      0    0
APPLE INC                    COM              037833100     1565    10984       SH   DEFINED 01       10984      0    0
APPLE INC                    PUT              037833100     3520    24700   SH PUT   DEFINED 01           0      0    0
BANK OF AMERICA CORPORATION  COM              060505104      268    20314       SH   DEFINED 01       20314      0    0
CATERPILLAR INC DEL          COM              149123101      471    14245       SH   DEFINED 01       14245      0    0
CATERPILLAR INC DEL          PUT              149123101      506    15300   SH PUT   DEFINED 01           0      0    0
CISCO SYS INC                COM              17275R102      216    11589       SH   DEFINED 01       11589      0    0
CITIGROUP INC                COM              172967101      107    36132       SH   DEFINED 01       36132      0    0
CONOCOPHILLIPS               COM              20825C104      589    13984       SH   DEFINED 01       13984      0    0
CONOCOPHILLIPS               PUT              20825C104      534    12700   SH PUT   DEFINED 01           0      0    0
DEUTSCHE BK AG LONDON BRH    PS CR OIL DD ETN 25154K882       55    12400       SH   DEFINED 01       12400      0    0
DIAMONDS TR                  CALL             252787106     3014    35600  SH CALL   DEFINED 01           0      0    0
DIREXION SHS ETF TR          CALL             25459W607       59    12700  SH CALL   DEFINED 01           0      0    0
EXXON MOBIL CORP             COM              30231G102      369     5271       SH   DEFINED 01        5271      0    0
EXXON MOBIL CORP             PUT              30231G102      413     5900   SH PUT   DEFINED 01           0      0    0
FREEPORT-MCMORAN COPPER & GO PUT              35671D857      516    10300   SH PUT   DEFINED 01           0      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104      382     2592       SH   DEFINED 01        2592      0    0
GOLDMAN SACHS GROUP INC      PUT              38141G104      428     2900   SH PUT   DEFINED 01           0      0    0
INTERACTIVE BROKERS GROUP IN COM              45841N107     1054    67857       SH   DEFINED 02       67857      0    0
ISHARES INC                  CALL             464286400      429     8100  SH CALL   DEFINED 01           0      0    0
ISHARES TR                   CALL             464287655     7488   146600  SH CALL   DEFINED 01           0      0    0
JPMORGAN CHASE & CO          COM              46625H100      214     6259       SH   DEFINED 01        6259      0    0
JPMORGAN CHASE & CO          PUT              46625H100      583    17000   SH PUT   DEFINED 01           0      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100      422    11166       SH   DEFINED 01 02    11166      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106      365     3740       SH   DEFINED 01        3740      0    0
OIL SVC HOLDRS TR            PUT              678002106      371     3800   SH PUT   DEFINED 01           0      0    0
POTASH CORP SASK INC         COM              73755L107     2239    24050       SH   DEFINED 01       24050      0    0
POTASH CORP SASK INC         PUT              73755L107     3166    34000   SH PUT   DEFINED 01           0      0    0
POWERSHARES QQQ TRUST        CALL             73935A104    25113   690300  SH CALL   DEFINED 01           0      0    0
POWERSHS DB MULTI SECT COMM  DB AGRICULT FD   73936B408      362    14242       SH   DEFINED 02       14242      0    0
PROSHARES TR                 PSHS ULTRA R/EST 74347R677      106    29726       SH   DEFINED 01       29726      0    0
RESEARCH IN MOTION LTD       COM              760975102      603     8477       SH   DEFINED 01        8477      0    0
RESEARCH IN MOTION LTD       PUT              760975102     1884    26500   SH PUT   DEFINED 01           0      0    0
SPDR TR                      CALL             78462F103   135172  1468700  SH CALL   DEFINED 01           0      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506     1441    29990       SH   DEFINED 01       29990      0    0
SELECT SECTOR SPDR TR        PUT              81369Y506     1485    30900   SH PUT   DEFINED 01           0      0    0
TARGET CORP                  COM              87612E106      301     7623       SH   DEFINED 01        7623      0    0
TARGET CORP                  PUT              87612E106      359     9100   SH PUT   DEFINED 01           0      0    0
VALERO ENERGY CORP NEW       CALL             91913Y100      196    11600  SH CALL   DEFINED 01           0      0    0